Taxation - Reconciliation of the effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Profit/(loss) before income tax	$ 49,994	$ 11,170	$ (116,317)
Tax calculated at the applicable tax rates	(6,251)	(1,396)	14,545
Effect of different tax rates in other countries	(226)	146	82
Tax effect of expenses not deductible for tax purposes and non-taxable income	(1,356)	(15,004)	(14,665)
Tax effect of deductions under special tax regimes	5,472	11,620	169
Tax effect of tax losses brought forward	620	2,011	395
Tax effect of not recognised deferred tax asset regarding the loss carryforward	(620)	(372)	(637)
Overseas tax in excess of credit claim used during the period	(1,515)	(786)	(1,016)
Underprovision of prior year tax liability	(20)
Tax credits used	21	23
Special contribution for the defence fund	(4)	(2)
Income tax expense	(3,879)	(3,760)	$ (1,127)
Tax liability	6,473	$ 4,250
Uncertainties and risks tax	$ 677